Leases - Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Leases [Abstract]
Right-of-use assets	$ 852,343	$ 108,580	$ 1,563,916
Operating lease liabilities - current	852,343	108,580	1,440,666
Operating lease liabilities - non-current	$ 0	$ 0	$ 123,249
Weighted average remaining lease term (in years)	7 months 2 days	7 months 2 days	1 year 29 days
Weighted average discount rate (%)	4.88%	4.88%	4.88%